Intangible assets (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 10,277,727
Reclassification	(10,338)		R$ 111
Intangible assets, ending	11,170,089	R$ 10,277,727
Other In Service [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	12,848	22,242
Acquisitions	37
Transfers from property, plant and equipment	4,570	(9,795)
Capitalizations for intangible in service	14,555	5,561
Amortization of quotas - concession and authorization	(8,040)	(5,160)
Loss on disposal
Business combination effects	4
Reclassification	(34)
Intangible assets, ending	23,940	12,848	22,242
Other In Progress [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	28,330	27,131
Acquisitions	13,351	8,319
Transfers from property, plant and equipment
Capitalizations for intangible in service	(14,555)	(5,561)
Amortization of quotas - concession and authorization
Loss on disposal	(6)	(1,559)
Business combination effects
Reclassification
Intangible assets, ending	27,120	28,330	27,131
Other [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	41,178	49,373
Acquisitions	13,388	8,319
Transfers from property, plant and equipment	4,570	(9,795)
Capitalizations for intangible in service
Amortization of quotas - concession and authorization	(8,040)	(5,160)
Loss on disposal	(6)	(1,559)
Business combination effects	4
Reclassification	(34)
Intangible assets, ending	R$ 51,060	R$ 41,178	R$ 49,373